Label	Element	Value
Pax World Global Environmental Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock	PAX WORLD FUNDS SERIES TRUST I PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND Supplement Dated August 1, 2013 to the Prospectus Dated May 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Environmental Markets Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective August 1, 2013, the Prospectus is amended, as follows:

1)             The following sentence is added to the fourth full paragraph on page 49, in the subsection of the Prospectus titled “Principal Investment Strategies” in the section captioned “Pax World Global Environmental Markets Fund:”

In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels) and carbon neutral (through carbon offsets acquired by the Adviser and other measures), as determined by an independent evaluator.

The next paragraph, which begins on page 49 and carries over to page 50, is deleted in its entirety and replaced with the following:

The Global Environmental Markets Fund avoids investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas), in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.